UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
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           New York, NY  10022
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Form 13F File Number:  028-10371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Oscar S. Schafer       New York, NY                    5/15/09
       ------------------------   ------------------------------  ----------
       [Signature]                [City, State]                   [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    22
                                                -------------

Form 13F Information Table Value Total:              $766,406
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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
                                                      Form 13F INFORMATION TABLE


          COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
--------------------------   ---------------- ----------- ---------- ----------- --- ----- -----------  --------   -----------------
                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE
--------------------------   ---------------- ----------- ---------- ----------- --- ----- -----------  --------   ----- ------ ----

CRYOLIFE INC                   COM            228903100     5,593    1,079,693   SH            SOLE             1,079,693   0     0
ENDO PHARMACEUTICALS HLDGS I   COM            29264F205    33,728    1,907,700   SH            SOLE             1,907,700   0     0
ENZON PHARMACEUTICALS INC      COM            293904108     7,492    1,234,200   SH            SOLE             1,234,200   0     0
FIDELITY NATIONAL FINANCIAL    CL A           31620R105    82,472    4,227,191   SH            SOLE             4,227,191   0     0
FIDELITY NATL INFORMATION SV   COM            31620M106    59,597    3,274,549   SH            SOLE             3,274,549   0     0
FLAMEL TECHNOLOGIES SA         SPONSORED ADR  338488109    37,476    6,246,047   SH            SOLE             6,246,047   0     0
ITRON INC                      COM            465741106     9,915      209,400   SH            SOLE               209,400   0     0
LENDER PROCESSING SVCS INC     COM            52602E102   129,214    4,221,314   SH            SOLE             4,221,314   0     0
MEDIVATION INC                 COM            58501N101    30,570    1,673,214   SH            SOLE             1,673,214   0     0
METAVANTE TECHNOLOGIES INC     COM            591407101    45,571    2,283,095   SH            SOLE             2,283,095   0     0
NOVEN PHARMACEUTICALS INC      COM            670009109    20,355    2,147,147   SH            SOLE             2,147,147   0     0
QUALCOMM INC                   COM            747525103    47,470    1,220,000   SH            SOLE             1,220,000   0     0
REGAL ENTMT GROUP              CL A           758766109    47,541    3,545,200   SH            SOLE             3,545,200   0     0
SALLY BEAUTY HLDGS INC         COM            79546E104    19,514    3,435,505   SH            SOLE             3,435,505   0     0
SHIRE PLC                      SPONSORED ADR  82481R106    38,089    1,059,800   SH            SOLE             1,059,800   0     0
SMART BALANCE INC              COM            83169Y108    18,158    3,006,319   SH            SOLE             3,006,319   0     0
TIME WARNER INC                COM            887317105    38,265    1,982,665   SH            SOLE             1,982,665   0     0
ULURU INC                      COM            90403T100     2,104   11,687,415   SH            SOLE            11,687,415   0     0
VERISIGN INC                   COM            92343E102    49,859    2,642,251   SH            SOLE             2,642,251   0     0
WELLPOINT INC                  COM            94973V107     9,493      250,000   SH            SOLE               250,000   0     0
WYETH                          COM            983024100    11,190      260,000   SH            SOLE               260,000   0     0
WYNDHAM WORLDWIDE CORP         COM            98310W108    22,739    5,414,093   SH            SOLE             5,414,093   0     0
